Financial risk management (Details 9) $ in Millions	6 Months Ended
Jun. 30, 2024 USD ($)
Later than one year [member]
IfrsStatementLineItems [Line Items]
Expected realization	$ (3,459)
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Expected realization	(4,743)
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Expected realization	(4,392)
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Expected realization	(4,634)
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Expected realization	(3,360)
Later than five years [member]
IfrsStatementLineItems [Line Items]
Expected realization	(4,974)
Average [Member]
IfrsStatementLineItems [Line Items]
Expected realization	$ (25,562)